EQUITY - Shares (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Sep. 30, 2023	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Schedule of Partnership Units [Line Items]
Equity		$ 3,530	$ 2,916	$ 4,068	$ (764)	$ (648)	$ (361)
Class C Shares
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)		11,117,660,000,000
Share Issuance (in shares)	9,000,000	9,013,983,000,000
Share capital
Schedule of Partnership Units [Line Items]
Equity		$ 392	$ 392	$ 392	$ 53	$ 53
Share capital | Class C Shares
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)				2,103,677,000,000
Equity		392		$ 53
Issue of equity	$ 339	$ 339
Number of share issued, price per share (in dollars per share)	$ 37.64